Organization, Description of Business, Going Concern and Significant Risks and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Abstract]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Note 1 — Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Description of Business

Profusa, Inc. (the “Company”) was incorporated in the state of California on May 11, 2009. The Company is engaged in the development of a new generation of biointegrated sensors that potentially empowers the individual with the ability to monitor their unique body chemistry.

The Company’s technology enables the development of bioengineered sensors that are designed to become one with the body to detect and continuously transmit actionable, clinical-grade data for personal and medical use. The Company’s first offering in the European Union, the Lumee™ Oxygen Platform, is designed to report reliable tissue oxygen levels at various regions of interest, both acutely and long-term. The Lumee™ Oxygen Platform has been designed for use in applications where monitoring of compromised tissue is beneficial, such as peripheral artery disease that results in narrowing of blood vessels and reduced blood flow to the lower limbs; chronic wounds (diabetic ulcers, pressure sores) that do not heal properly; and reconstructive surgery.

The Company’s research and development efforts are primarily focused on its Lumee™ Glucose Platform which is a system designed to monitor glucose levels in interstitial fluid, continuously and long-term. A tiny, biocompatible gel injected under the skin acts as a continuous glucose monitor (“CGM”) for several months. The ability of Lumee™ Glucose to provide continuous glucose monitoring with only an initial single injection, is an attractive alternative for people with diabetes to manage their disease without the need for frequent finger sticks required by standard glucometers, or the need for weekly sensor replacement as required by current short-term needle-type CGMs.

On July 11, 2025 (the “Closing Date”), NorthView Acquisition Corporation (“Northview”), consummated its previously announced business combination (the “Business Combination”) with Profusa, Inc., a California corporation (“Legacy Profusa”), pursuant to that certain Merger Agreement and Plan of Reorganization, dated as of November 7, 2022 (as the same has been amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), between Northview, Legacy Profusa, and NV Profusa Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of Northview (“Merger Sub” and, collectively, the “Parties”). The consummation of the Business Combination involved the merger (the “Merger”) of Merger Sub with and into Legacy Profusa, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the separate corporate existence of Merger Sub ceased, with Legacy Profusa as the surviving corporation becoming a wholly-owned subsidiary of Northview, pursuant to the terms of the Merger Agreement. As a result of the Business Combination, Northview owns 100% of the outstanding common stock of Legacy Profusa. In connection with the closing of the Business Combination, Northview changed its name from “NorthView Acquisition Corporation” to “Profusa, Inc.”

Going Concern

The Company has incurred significant net operating losses from operations. As of September 30, 2025, the Company has a working capital deficit of approximately $(19.3) million. For the nine months ended September 30, 2025, the Company incurred a net loss of approximately $(27.3) million and used approximately $(11.1) million of cash in operating activities. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has been able to finance its operations primarily with the proceeds from the issuance of equity and debt instruments and to a lesser extent, revenues from government grants. Additional funds may be necessary to maintain current operations and will be required for successful product commercialization efforts.

The Company’s condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, increased tariffs, cash requirements for the upcoming year, funding capacity, net working capital deficit, and future access to capital.

On February 11, 2025, NorthView executed a Securities Purchase Agreement (the “PIPE Subscription Agreement”) with Ascent Partners Fund LLC (“Ascent” or together with any party who may become party to the PIPE Subscription Agreement, the “PIPE Investors”).

On July 11, 2025, the Company consummated the Business Combination. At the Closing and pursuant to the PIPE Subscription Agreement, Profusa issued a PIPE Convertible Note in the principal amount of $10,000,000 (the “Initial Note”) for a purchase price of $9,000,000, reflecting a 10% Original Issuance Discount (“OID”). Management believes this liquidity is not sufficient to alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the condensed consolidated financial statements are issued.

On July 28, 2025, the Company entered into the Equity Line of Credit (“ELOC”) Securities Purchase Agreement (the “ELOC Purchase Agreement”) and the ELOC Registration Rights Agreement (the “ELOC Registration Rights Agreement”) with Ascent (the “Committed Equity Facility”). Upon the terms and subject to the satisfaction of the conditions contained in the PIPE Subscription Agreement, from and after the effective date, the Company will have the right, in its sole discretion, to sell to Ascent up to $100,000,000 of shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), subject to certain limitations set forth in the ELOC Purchase Agreement, from time to time during the term of the ELOC Purchase Agreement. Sales of Common Stock by the Company to Ascent under the ELOC Purchase Agreement, and the timing of any such sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to Ascent under the ELOC Purchase Agreement. As of September 30, 2025, approximately $3.5 million in shares of its Common Stock was sold pursuant to the ELOC Purchase Agreement. The Company has entered into this strategic Committed Equity Facility in order to continue to fund operating cash flows.

On September 30, 2025, the Company met the requirements for the second tranche of the PIPE Subscription Agreement and Ascent purchased Convertible Notes in the aggregate principal amount of $2,222,222 for a purchase price of $2,000,000 (reflecting a 10% OID) (“Second Purchase”).

In accordance with the Company’s Bitcoin treasury strategy, the Company purchased 8.53 coins as of September 30, 2025, for a value of $1.0 million. The Company has a buy-and hold investment strategy; however, this investment additionally may act as a source of liquidity for the Company’s operating cash flow requirements as needed.

The Company is currently working towards meeting regulatory requirements in Europe in order to commercialize the Lumee Oxygen reader in order to generate revenues in early 2026. In addition to management’s focus on commercialization, additional financing is available through the sale of Common Stock and executing tranches three and four of the PIPE Subscription Agreement which would provide an aggregate of up to an additional $10.0 million in cash for operating expenses to further the product research and development.

Subsequent to the Closing, there continue to be factors which raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the condensed consolidated financial statements are issued. The condensed consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

On September 11, 2025, Profusa, Inc. (the “Company”) received a notice (the “MVLS Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, based upon its review of the market value of listed securities (“MVLS”) of the Company’s Common Stock, from July 29, 2025 to September 10, 2025, the Company no longer meets Nasdaq Listing Rule 5450(b)(2)(A), which requires companies listed on the Nasdaq Global Market to maintain a minimum MVLS of $50,000,000. The Company has been provided a compliance period of 180 calendar days, or until March 10, 2026, to regain compliance with Nasdaq Listing Rule 5450(b)(2)(A). If at any time during this compliance period, the Common Stock’s MVLS closes at $50,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with written confirmation of compliance and this matter will be closed, provided, however that Nasdaq may, in its discretion, require the Company to maintain the minimum MVLS for a period in excess of ten consecutive business days, but generally no more than 20 consecutive business days, before determining that the Company has demonstrated an ability to maintain long-term compliance.

In the event the Company does not regain compliance with Nasdaq Listing Rule 5450(b)(2)(A) prior to the expiration of the compliance period, the Company will receive written notification that the Company’s securities are subject to delisting. At that time, the Company may appeal the delisting determination to a hearings panel. The Company is monitoring the MVLS of its listed securities and is considering available options to regain compliance with Nasdaq’s continued listing standards. There can be no assurance that the Company will be able to regain compliance with Nasdaq Listing Rule 5450(b)(2)(A) or maintain compliance with other applicable Nasdaq listing requirements.

On September 11, 2025, the Company received a second notice (the “Bid Price Notice”, and together with the MVLS Notice, the “Notices”) from Nasdaq notifying the Company that, based upon its review of the closing bid price of the Common Stock, from July 29, 2025 to September 10, 2025, the Company no longer meets Nasdaq Listing Rule 5450(a)(1), which requires companies listed on the Nasdaq Global Market to maintain a minimum bid price of $1.00 per share. The Company has been provided a compliance period of 180 calendar days, or until March 10, 2026, to regain compliance with Nasdaq Listing Rule 5450(a)(1). If at any time during this compliance period, the Common Stock has a closing bid price bid price of at least $1.00 per share for a minimum of ten consecutive business days, Nasdaq will provide the Company with written confirmation of compliance and this matter will be closed, provided, however that Nasdaq may, in its discretion, require the Company to maintain the minimum bid price for a period in excess of ten consecutive business days, but generally no more than 20 consecutive business days, before determining that the Company has demonstrated an ability to maintain long-term compliance.

In the event the Company does not regain compliance with Nasdaq Listing Rule 5450(a)(1) prior to the expiration of the compliance period, then Nasdaq may grant the Company a second 180 calendar day period to regain compliance, provided, among other things, the Company meets the continued listing requirement for market value of publicly-held shares and all other initial listing standards for The Nasdaq Global Market, other than the minimum bid price requirement, and notifies Nasdaq of its intent to cure the deficiency. If the Company does not regain compliance within the allotted compliance periods, including any extensions that may be granted by Nasdaq, Nasdaq will provide notice that the Common Stock will be subject to delisting. The Company would then be entitled to appeal that determination to a Nasdaq hearings panel. The Company is monitoring the minimum bid price of its listed securities and is considering available options to regain compliance with Nasdaq’s continued listing standards. There can be no assurance that the Company will be able to regain compliance with Nasdaq Listing Rule 5450(a)(1) or maintain compliance with other applicable Nasdaq listing requirements.

Significant Risks and Uncertainties

The Company operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval and market acceptance of the Company’s products; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

Products developed by the Company require approvals from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary approvals. If the Company is denied approval, approval is delayed or the Company is unable to maintain approval, it could have a materially adverse impact on the Company.

The Company has expended and will continue to expend substantial funds to complete the research, development and clinical testing of product candidates. The Company also will be required to expend additional funds to establish commercial-scale manufacturing arrangements and to provide for the marketing and distribution of products that receive regulatory approval. As of September 30, 2025, the Company may be required to seek additional equity or debt financing to commercialize its products. If adequate funds are unavailable on a timely basis from operations or additional sources of financing, the Company may have to delay, reduce the scope of or eliminate one or more of its research or development programs which would materially and adversely affect its business, financial condition and results of operations.

Inflation, Monetary Response, and Economic Impacts

The world economy is experiencing stubbornly high inflation, a challenge not faced for decades. Following the global financial crisis, with inflationary pressures muted, interest rates were extremely low for years and investors became accustomed to low volatility. The resulting easing of financial conditions supported economic growth, but it also contributed to a buildup of financial vulnerabilities. With inflation at multi-decade highs, monetary authorities in advanced economies are accelerating the pace of policy normalization. Policymakers have continued to tighten policy against a backdrop of rising inflation and currency pressures, albeit with notable differences across regions. Global financial conditions have tightened notably this year, leading to capital outflows. Amid heightened economic and geopolitical uncertainties, investors have aggressively pulled back from risk-taking and adjusted their investment preferences generally. Key gauges of systemic risk, such as higher dollar funding costs and counterparty credit spreads, have risen. There is a risk of a disorderly tightening of financial conditions that may be amplified by vulnerabilities built over the years.

In addition, our business, growth, financial condition or results of operations could be materially adversely affected by instability or changes in a country’s or region’s economic conditions; inflation; changes in laws or regulations or in the interpretation of existing laws or regulations, whether caused by a change in government or otherwise; increased difficulty of conducting business in a country or region due to actual or potential political or military conflict; or action by the U.S. or foreign governments that may restrict our ability to transact business in a foreign country or with certain foreign individuals or entities. A possible slowdown in global trade caused by increasing tariffs or other restrictions could decrease consumer or corporate confidence and reduce consumer, government and corporate spending in countries inside or outside the U.S., which could adversely affect our operations. Climate-related events, including extreme weather events and natural disasters and their effect on critical infrastructure in the U.S. or internationally, could have similar adverse effects on our operations, users, or third-party suppliers.

Note 1 — Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Description of Business

Profusa, Inc. (the “Company”) was incorporated in the state of California on May 11, 2009. The Company engaged in the development of a new generation of biointegrated sensors that potentially empowers the individual with the ability to monitor their unique body chemistry.

The Company’s technology enables the development of bioengineered sensors that are designed to become one with the body to detect and continuously transmit actionable, clinical-grade data for personal and medical use. The Company’s first offering in the European Union, the Lumee™ Oxygen Platform, is designed to report reliable tissue oxygen levels at various regions of interest, both acutely and long-term. The Lumee™ Oxygen Platform has been designed for use in applications where monitoring of compromised tissue is beneficial, such as peripheral artery disease that results in narrowing of blood vessels and reduced blood flow to the lower limbs; chronic wounds (diabetic ulcers, pressure sores) that do not heal properly; and reconstructive surgery.

The Company’s research and development efforts are primarily focused on its Lumee™ Glucose Platform which is a system designed to monitor glucose levels in interstitial fluid, continuously and long-term. A tiny, biocompatible gel injected under the skin acts as a continuous glucose monitor (CGM) for several months. The ability of Lumee™ Glucose to provide continuous glucose monitoring with only an initial single injection, is an attractive alternative for people with diabetes to manage their disease without the need for frequent finger sticks required by standard glucometers, or the need for weekly sensor replacement as required by current short-term needle-type CGMs.

On November 6, 2022, the Company’s board of directors unanimously approved the pursuit of a business combination transaction involving the Company. On November 7, 2022, the Company entered into an Agreement and Plan of Merger (“Merger”) with NorthView Acquisition Corp (“NorthView”), where a subsidiary of NorthView will merge with the Company, with the Company surviving the Merger as a wholly owned subsidiary of NorthView.

On February 11, 2025, the parties to the Merger Agreement entered into Amendment No. 4 to the Merger Agreement (the “Amendment”) pursuant to which the parties agreed to revise the Company Reference Value (as defined in the Merger Agreement) to adjust for financing proceeds received by Profusa prior to the Business Combination, along with debt conversions and incentive shares to be issued. Additionally, the Amendment (i) revised the definition of “Milestone Event III” such that the parties extended the period for Profusa to consummate the APAC Joint Venture (as defined in the Merger Agreement) and receive the related funding from December 31, 2024 until December 31, 2025, and (ii) revised the definition of “Milestone Event IV” to change the earnout revenue target from $99,702,000 for the fiscal year ended December 31, 2025 to an earnout revenue target of $11,864,000 for the fiscal year ended December 31, 2026.

In relation to Milestone Event III: On August 8, 2023, a new wholly owned subsidiary, Profusa Asia Pacific Pte. Ltd (“APAC”), was created and incorporated by the Company under the laws of Singapore. Upon creation, the new entity was capitalized by the Company by payment of $1,000 for 1,000 Ordinary Shares. As a result, at the time of incorporation, the entity became a wholly owned subsidiary of the Company. The entity was created with the expectation of jointly conducting the business of developing, manufacturing and commercializing the Lumee Glucose and the Lumee Oxygen products, currently under development by the Company, together with a third party. No business or activities will have been conducted by the entity from the date of formation through and until the closing date of the proposed License Agreement and Shareholders Agreement between the Company and Best Life Technology Ltd, an entity wholly owned and controlled by the Tasly Holding Group (“Tasly”) which is a related party of the Company. In connection with and on or around the same date as the closing of the proposed Merger between the Company and NorthView, the Company expects to sign and execute a License Agreement and Shareholders Agreement (the “APAC Joint Venture”) setting forth the relative and other terms under which the development and business activities of the entity will be conducted.

Change in Capital Structure

As described fully in Note 16, Subsequent Events, the Company effected the Merger on July 11, 2025 and was deemed the accounting acquirer. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing stock for the net assets of NorthView, accompanied by a recapitalization.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the effective date of the Merger, to reflect the number of shares of the combined company’s common stock, $0.0001 par value per share issued to Company shareholders. As such, the shares and earnings per share related to Company common stock have been retroactively restated as shares reflecting the exchange ratio established in the Merger. There were no changes to the par values per share as a result of this change.

Reverse Stock Split

As described in Note 17, on February 9, 2026, the Company effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the par value of the common stock or the authorized number of shares of common stock. All share and per share information has been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

Going Concern

The Company has incurred significant net operating losses from operations. As of December 31, 2024, the Company has a working capital deficit of approximately $56.9 million. For the year ended December 31, 2024, the Company incurred a net loss of approximately $9.2 million and used approximately $2.1 million of cash in operating activities.

The Company has been able to finance its operations primarily with the proceeds from the issuance of equity and debt instruments and to a lesser extent, revenues from government grants. Additional funds may be necessary to maintain current operations and will be required for successful product commercialization efforts. The Company’s management plans to obtain additional funds through the merger with a special purpose acquisition company (“SPAC”), issuance of additional equity or refinancing of current debt, which is intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. As the ability to refinance its current debt or raise additional equity financing is outside of management’s control, the Company cannot conclude that management’s plans will be effectively implemented within one year from the date the consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. The consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

Significant Risks and Uncertainties

The Company operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval and market acceptance of the Company’s products; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

Products developed by the Company require approvals from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary approvals. If the Company is denied approval, approval is delayed or the Company is unable to maintain approval, it could have a materially adverse impact on the Company.

The Company has expended and will continue to expend substantial funds to complete the research, development and clinical testing of product candidates. The Company also will be required to expend additional funds to establish commercial-scale manufacturing arrangements and to provide for the marketing and distribution of products that receive regulatory approval. The Company will require additional funds to commercialize its products. The Company is unable to entirely fund these efforts with its current financial resources. If adequate funds are unavailable on a timely basis from operations or additional sources of financing, the Company may have to delay, reduce the scope of or eliminate one or more of its research or development programs which would materially and adversely affect its business, financial condition and results of operations.